7. Other Investments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
NMTC [Member]
Equity investment generated tax credits	$ 204,900	$ 204,900
Amortization expense	195,572	177,938
Carrying value of equity investment	1,000	196,572
LimitedPartnership [Member]
Amortization expense	421,661	731,448
Carrying Value Limited Partnerships Investment	1,796,573	1,731,484
Tax credits	414,663	448,290
CFSG [Member]
Other assets	2,432,346	2,016,785
Income	$ 415,561	$ 429,008